Commitments and contingencies	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies[Abstract]
Commitments and contingencies

21. Commitments and contingencies

Commitments

Operating lease commitments

The Group leases certain of its office properties under non-cancellable operating lease arrangements. The terms of the leases do not contain rent escalation, or contingent rent, renewal, or purchase options. There are no restrictions placed upon the Group by entering into these leases.

As of December 31, 2013, the Group had the following operating lease obligations falling due:

Amount
US$
2014	5,562,952
2015	5,232,128
2016	1,807,290
2017	705,076
2018 and thereafter	310,189

Total	13,617,635

Capital lease commitments

The Group leases a corporate aircraft under a non-cancellable capital lease arrangement. The terms of the lease do not contain contingent rent clauses.

As of December 31, 2013, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due:

Amount
US$
2014	5,704,527
2015	5,704,527
2016	5,704,527
2017	5,704,527
2018 and thereafter	19,965,843
Total minimum lease payments	42,783,951
Less interest	(13,392,089)
Capital lease obligations	29,391,862
Less current maturities of capital lease obligations	(2,745,647)
Long-term capital lease obligations	26,646,215

Other commitments

As of December 31, 2013, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
Due within 1 year	252,353,057

Contingencies

As at December 31, 2013, the Group provided guarantees of US$1,137,852,245 (2012: US$951,053,313), in favor of its customers in respect of mortgage loans granted by banks to such customers for their purchases of the Group's properties where the underlying real estate ownership certificates can only be provided to the banks on a time delay manner due to administrative procedures in the PRC. Pursuant to the terms of the guarantees, upon default in mortgage payments by these purchasers, the Group is responsible to repay the outstanding mortgage principal together with the accrued interest and penalty owed by the defaulted purchasers to the bank and the Group is entitled to take over the legal titles and possession of the related properties. The Group's guarantee period starts from the date of grant of the relevant mortgage loan and ends upon issuance of real estate ownership certificate which will generally be available within six to twelve months after the purchaser takes possession of the relevant property. The Group paid US$41,793, US$273,987, and US$359,551 to satisfy guarantee obligations related to customer defaults for the years ended December 2011, 2012 and 2013, respectively.

The fair value of the guarantees is not significantly different than the net realizable value of the properties and the management considers that in case of default in payments, the net realizable value of the related properties can cover the repayment of the outstanding mortgage principal together with the accrued interest and penalty and therefore no provision has been made for the guarantees.

In the prior years, the Group has settled the LAT for three of its projects based on the deemed profit method, which was approved by the local tax bureau. Out of the three projects, one project has been liquidated on April 6, 2012 and the statute of limitations of another project has expired as of December 31, 2013. As of December 31, 2013, the Group believes that it is reasonably possible that in future periods, the federal tax bureau may conclude that the deemed profit method used by the Group is not appropriate in settling LAT for the remaining project. The Group's estimate for the reasonably possible contingency related to the remaining project amounted to US$4.5 million as of December 31, 2013.